Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated June 29, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund	7/1/2017

Effective July 1, 2018 (the Effective Date), the Fund’s name is changed to Columbia Select Mid Cap Value Fund. Accordingly, on such Effective Date, all references in the prospectus and summary prospectus to Columbia Mid Cap Value Fund are hereby deleted and replaced with Columbia Select Mid Cap Value Fund.
Columbia Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated June 29, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund	7/1/2017

Effective July 1, 2018 (the Effective Date), the Fund’s name is changed to Columbia Select Mid Cap Value Fund. Accordingly, on such Effective Date, all references in the prospectus and summary prospectus to Columbia Mid Cap Value Fund are hereby deleted and replaced with Columbia Select Mid Cap Value Fund.